Significant accounting policies	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Significant accounting policies
—
Note 2
Significant accounting policies
The following is a summary of

significant accounting policies

followed in the preparation

of these
Consolidated Financial

Statements.
Basis of presentation
The Consolidated Financial

Statements are prepared in accordance

with United States of America

(United
States or U.S.) generally accepted

accounting principles (U.S.

GAAP) and are presented in United

States
dollars ($ or USD) unless otherwise stated.

Due to rounding, numbers

presented may not add to the totals
provided. The par value of capital

stock is denominated in Swiss francs
.
Scope of consolidation
The Consolidated Financial

Statements include the accounts of ABB Ltd

and companies which are directly

or
indirectly controlled by ABB Ltd. Additionally, the Company

consolidates variable interest

entities if it has
determined that it is the primary beneficiary. Intercompany

accounts and transactions are eliminated.
Investments in joint ventures and affiliated

companies in which the Company

has the ability to exercise
significant influence over operating

and financial policies (generally

through direct or indirect ownership

of
20

percent to
50

percent of the voting rights),

are recorded in the Consolidated

Financial Statements using
the equity method of accounting.
Translation of foreign currencies and foreign

exchange transactions
The functional currency for most of

the Company’s subsidiaries

is the applicable local currency. The
translation from the applicable

functional currencies into the Company’s

reporting currency is performed

for
balance sheet accounts using exchange

rates in effect at the balance sheet date

and for income statement
accounts using average exchange

rates prevailing during the year. The resulting translation

adjustments are
excluded from the determination

of earnings and are recognized

in “Accumulated other comprehensive

loss”
until the subsidiary is sold, substantially

liquidated or evaluated

for impairment in anticipation of disposal.
Foreign currency exchange gains

and losses, such as those resulting

from foreign currency denominated
receivables or payables, are included

in the determination of earnings, except as

they relate to intercompany
loans that are equity
‑
like in nature with no reasonable

expectation of repayment, which are

recognized in
“Accumulated other comprehensive

loss”. Exchange gains

and losses are recognized in earnings

and
classified in the line item consistent

with the underlying transaction

or item.
Discontinued operations
The Company reports a disposal,

or planned disposal, of a component

or a group of components

as a
discontinued operation

if the disposal represents a strategic

shift that has or will have a major

effect on the
Company’s operations and financial

results.

A strategic shift could include

a disposal of a major geographical
area, a major line of business or

other major parts of the Company. A component may be

a reportable
segment or an operating segment,

a reporting unit, a subsidiary, or an asset group.

The assets and liabilities

of a component reported as a

discontinued operation

are presented separately as
held for sale and in discontinued

operations in the Company’s Consolidated

Balance Sheets.
Interest expense that is not directly

attributable to or related

to the Company’s continuing business

or
discontinued business is allocated

to discontinued operations based on

the ratio of net assets to be sold less
debt that is required to be paid as a result

of the planned disposal

transaction to the sum of total net assets

of
the Company plus consolidated

debt. General corporate overhead

is not allocated to discontinued operations
(see Note 3).
Operating cycle
A portion of the Company’s activities

(primarily long
‑
term system integration activities)

has an operating cycle
that exceeds one year
. For classification of current

assets and liabilities related

to such activities, the
Company elected to use the duration

of the individual contracts as

its operating cycle. Accordingly, there are
accounts receivable, inventories

and provisions related to

these contracts which will not be realized

within
one year

that have been classified as current.
Use of estimates
The preparation of financial statements

in conformity with U.S. GAAP

requires management to make
assumptions and estimates that

directly affect the amounts reported in

the Consolidated Financial
Statements and the accompanying

Notes. These accounting

assumptions and estimates include:
•

estimates to determine valuation

allowances for deferred

tax assets and amounts recorded

for
unrecognized tax benefits,
•

estimates related to credit losses

expected to occur over the remaining

life of financial assets
such as trade and other receivables,

loans and other instruments,
•

estimates used to record expected

costs for employee severance

in connection with restructuring
programs,
•

estimates of loss contingencies associated

with litigation or threatened

litigation and other claims
and inquiries, environmental

damages, product warranties, self
‑ insurance reserves, regulatory
and other proceedings,
•

assumptions and projections, principally

related to future material, labor and

project
‑
related
overhead costs, used in determining

the percentage
‑
of
‑
completion on projects where revenue

is
recognized over time, as well as

the amount of variable consideration

the Company expects to
be entitled to,
•

assumptions used in the calculation

of pension and postretirement

benefits and the fair value

of
pension plan assets,
•

assumptions used in determining

inventory obsolescence and

net realizable value,

•

growth rates, discount rates and

other assumptions used

to determine impairment of long
‑
lived
assets and in testing goodwill

for impairment,
•

estimates and assumptions used

in determining the fair values

of assets and liabilities assumed
in business combinations, and
•

estimates and assumptions used

in determining the initial

fair value of retained noncontrolling
interests and certain obligations

in connection with divestments.
The actual results and outcomes

may differ from the Company’s estimates and assumptions.
Cash and equivalents
Cash and equivalents include

highly liquid investments with maturities of

three months or less at the date

of
acquisition.
Currency and other local regulatory

limitations related to the transfer

of funds exist in a number of countries
where the Company operates.

Funds, other than regular

dividends, fees or loan repayments,

cannot be
readily transferred abroad from

these countries and are therefore

deposited and used for working

capital
needs locally. These funds are included

in cash and equivalents

as they are not considered restricted.
Cash and equivalents that are subject

to contractual restrictions or other

legal obligations and are

not readily
available are classified

as “Restricted cash”.
Marketable securities and short
‑
term investments
Management determines the appropriate

classification of held
‑
to
‑
maturity and available
‑
for
‑
sale debt
securities at the time of purchase.

Debt securities are classified

as held
‑
to
‑
maturity when the Company has
the positive intent and ability to hold

the securities to maturity. Held
‑
to
‑
maturity debt securities are carried

at
amortized cost, adjusted for accretion

of discounts or amortization

of premiums to maturity computed

under
the effective interest method. Such accretion

or amortization is included

in “Interest and dividend income”.
Marketable debt securities not classified

as held
‑ to ‑ maturity are classified as available ‑ for ‑ sale and reported at fair value.
Unrealized gains and losses

on available
‑
for
‑
sale debt securities are excluded

from the determination of
earnings and are instead recognized

in the “Accumulated other comprehensive

loss” component of
stockholders’ equity, net of tax, until realized. Realized

gains and losses on available
‑
for
‑
sale debt securities
are computed based upon the historical

cost of these securities, using

the specific identification method.
Marketable debt securities are

classified as either “Cash and

equivalents” or “Marketable securities

and
short ‑
term investments” according

to their maturity at the time of

acquisition.
Marketable equity securities are generally

classified as “Marketable securities

and short
‑
term investments”,
however,

any marketable securities held as

a long
‑
term investment rather than as

an investment of excess
liquidity are classified as “Other

non
‑
current assets”. Marketable

equity securities are measured at

fair value
with fair value changes reported in

net income. Fair value changes

for marketable equity securities are
generally reported in “Interest and other

finance expense”,

however,

fair value changes for certain marketable
equity securities classified as long-term

investments are reported in

“Other income (expense),

net”.
For debt securities classified as available-for-sale

where fair value has declined

below amortized cost due to
credit losses, the Company records an

allowance for expected

credit losses and adjusts the allowance

in
subsequent periods in “Interest and other

finance expense”.

All fair value changes other

than those related to
credit risk are reported in “Accumulated

other comprehensive

loss”

until the security is sold.
In addition, equity securities without

readily determinable fair values

are remeasured if there is an

observable
price change in an orderly transaction

for the same investment, or if

a qualitative assessment indicates

that
the investment is impaired and

the fair value of the investment is

less than its carrying amount.

Similar to
other fair value changes as described

above, depending on the nature

of the investment, this

fair value
change is either recorded in “Other

income (expense), net” or “Interest

and other finance expense”.
Accounts receivable and allowance

for expected credit losses
Accounts receivable are recorded

at the invoiced amount. The Company

has a group
‑
wide policy on the
management of credit risk. The policy

includes a credit assessment methodology

to assess the
creditworthiness of customers and assign

to those customers a risk category. Third
‑
party agencies’ ratings
are considered, if available. For customers

where agency ratings are

not available, the customer’s

most
recent financial statements, payment

history and other relevant

information are considered in

the assignment
to a risk category. Customers are assessed at least annually or more frequently when information on
significant changes in the customer’s

financial position becomes known.

In addition to the assignment

to a
risk category, a credit limit per customer is set.
The Company recognizes an allowance

for credit losses to present the net amount

of receivables expected to
be collected at the balance sheet date.

The allowance is based on the credit

losses expected to arise over
the asset’s contractual term taking into

account historical loss experience,

customer-specific data as well as
forward looking estimates. The Company’s

accounts receivable

are first grouped by the individual

legal entity
which generally has a geographic

concentration of receivables,

resulting in different risk levels for different
entities. Receivables are then further

subdivided within the entity into

pools based on similar risk
characteristics to estimate expected

credit losses. Expected

credit losses are estimated

individually when

the
related assets do not share similar

risk characteristics.

Accounts receivable are written

off when deemed uncollectible

and are recognized as a deduction

from the
allowance for credit losses. Expected

recoveries, which are not

to exceed the amount previously

written off,
are considered in determining

the allowance balance at the balance

sheet date.

The Company, in its normal course of business, transfers

receivables to third parties, generally

without
recourse. The transfer is accounted

for as a sale when the Company has

surrendered control over

the
receivables. Control is deemed

to have been surrendered

when (i) the transferred receivables

have been put
presumptively beyond the reach of

the Company and its creditors,

even in bankruptcy or other receivership,
(ii) the third ‑
party transferees have the right

to pledge or exchange the transferred

receivables, and (iii) the
Company has relinquished

effective control over the transferred receivables

and does not retain the ability or
obligation to repurchase or redeem

the transferred receivables.

At the time of sale, the sold receivables

are
removed from the Consolidated

Balance Sheets and the related

cash inflows are classified as

operating
activities in the Consolidated Statements

of Cash Flows. Costs associated

with the sale of receivables,
including the related gains

and losses from the sales, are included

in “Interest and other finance expense”.
Transfers of receivables that do not meet

the requirements for treatment as

sales are accounted for as
secured borrowings and the related

cash flows are classified as financing

activities in the Consolidated
Statements of Cash Flows.
Concentrations of credit risk
The Company sells a broad range

of products, systems, services

and software to a wide range

of industrial,
commercial and utility customers as

well as various government

agencies and quasi
‑
governmental agencies
throughout the world. Concentrations

of credit risk with respect to accounts

receivable are limited, as

the
Company’s customer base is comprised

of a large number of individual

customers. Ongoing credit
evaluations of customers’ financial

positions are performed to determine whether

the use of credit support
instruments such as guarantees, letters

of credit or credit insurance

are necessary; collateral is not generally
required. The Company maintains an

allowance for credit losses as discussed

above in “Accounts receivable
and allowance for expected credit

losses”. Such losses, in the aggregate,

are in line with the Company’s
expectations.
It is the Company’s policy to invest

cash in deposits with banks throughout

the world with certain minimum
credit ratings and in high quality, low risk, liquid investments.

The Company actively manages

its credit risk
by routinely reviewing the creditworthiness

of the banks and the investments

held. The Company has not
incurred significant credit losses related

to such investments.
The Company’s exposure to credit risk

on derivative financial

instruments is the risk that the counterparty will
fail to meet its obligations. To reduce this risk, the Company has credit policies that require the

establishment
and periodic review of credit limits

for individual counterparties. In addition,

the Company has entered into
close
‑
out netting agreements with most

derivative counterparties. Close
‑
out netting agreements provide

for
the termination, valuation and net

settlement of some or all

outstanding transactions between

two
counterparties on the occurrence of

one or more pre
‑
defined trigger events. Derivative

instruments are
presented on a gross basis in the

Consolidated Financial

Statements.
Revenue recognition
A customer contract exists if collectability

under the contract is considered

probable, the contract has
commercial substance, contains

payment terms, as well as

the rights and commitments of

both parties, and
has been approved.
The Company offers arrangements with

multiple performance obligations

to meet its customers’ needs.
These arrangements may involve

the delivery of multiple products and/or

performance of services (such

as
installation and training)

and the delivery and/or performance

may occur at different points in time or

over
different periods of time. Goods and services

under such arrangements

are evaluated to determine

whether
they form distinct performance obligations

and should be accounted for as

separate revenue transactions.
The Company allocates the sales price

to each distinct performance

obligation based on the price

of each
item sold in separate transactions

at the inception of the

arrangement.
The Company generally recognizes

revenues for the sale of non
‑
customized products including

circuit
breakers, modular substation packages,

control products, motors, generators,

drives, robots, turbochargers,
measurement and analytical instrumentation,

and other goods which

are manufactured on a standardized
basis at a point in time. Revenues are

recognized at the point in time that

the customer obtains control

of the
goods, which is when it has taken title

to the products and assumed

the risks and rewards of ownership

of the
products specified in the purchase order

or sales agreement. Generally, the transfer of

title and risks and
rewards of ownership are governed

by the contractually defined shipping

terms. The Company uses various
International Commercial Terms (as promulgated by the International

Chamber of Commerce) in its sales

of
products to third party customers, such

as Ex Works (EXW), Free Carrier

(FCA) and Delivered Duty Paid
(DDP).

Billing terms for these point in time

contracts vary but generally

coincide with delivery to the customer.
Payment is generally due upon

receipt of the invoice, payable

within 90 days or less.
The Company generally recognizes

revenues for the sale of customized

products,

including integrated
automation and electrification systems

and solutions, on an over time basis

using the
percentage ‑ of ‑
completion method of accounting.

These systems are generally

accounted for as a single
performance obligation as the Company

is required to integrate equipment

and services into one deliverable
for the customer. Revenues are recognized as the

systems are customized during

the manufacturing or
integration process and as control is

transferred to the customer as

evidenced by the Company’s right

to
payment for work performed or by

the customer’s ownership

of the work in process. The Company

principally
uses the cost
‑
to
‑
cost method to measure

progress towards completion

on contracts. Under this method,
progress of contracts is measured

by actual costs incurred

in relation to the Company’s best estimate

of total
costs based on the Company’s history of

manufacturing or constructing

similar assets for customers.
Estimated costs are reviewed

and updated routinely for contracts

in progress to reflect changes

in quantity or
pricing of the inputs. The cumulative

effect of any change in estimate is

recorded in the period when

the
change in estimate is determined. Contract

costs include all direct materials,

labor and subcontract costs

and
indirect costs related to contract performance,

such as indirect labor, supplies, tools and

depreciation costs.

The nature of the Company’s contracts

for the sale of customized products

gives rise to several types of
variable consideration, including

claims, unpriced change orders, liquidated

damages and penalties. These
amounts are estimated based upon

the most likely amount of consideration

to which the customer or

the
Company will be entitled. The estimated

amounts are included

in the sales price to the extent it is probable
that a significant reversal of cumulative

revenues recognized will

not occur when the uncertainty associated
with the variable consideration

is resolved. All estimates of variable consideration

are reassessed
periodically. Back charges to suppliers or subcontractors

are recognized as a reduction of

cost when it is
determined that recovery of such

cost is probable and the

amounts can be reliably estimated.
Billing terms for these over
‑
time contracts vary but are

generally based on achieving

specified milestones.
The differences between the timing of

revenues recognized and

customer billings result in changes

to
contract assets and contract liabilities.

Payment is generally

due upon receipt of the invoice, payable

within
90 days or less. Contractual retention

amounts billed to customers are generally

due upon expiration of the
contractual warranty period.
Service revenues reflect revenues

earned from the Company’s activities

in providing services to customers
primarily subsequent to the sale and

delivery of a product or complete

system. Such revenues consist

of
maintenance type contracts, repair

services, equipment upgrades,

field service activities that include
personnel and accompanying

spare parts, training, and installation and

commissioning of products as a
stand-alone service or as part of a

service contract. The Company

generally recognizes revenues

from
service transactions as services are

performed or at the point in time that

the customer obtains control

of the
spare parts. For long-term service contracts

including monitoring

and maintenance services, revenues

are
recognized on a straight-line

basis over the term of the contract consistent

with the nature, timing and

extent
of the services or, if the performance pattern is other

than straight line, as the services are

provided based on
costs incurred relative to total expected

costs.

In limited circumstances the Company

sells extended warranties

that extend the warranty coverage

beyond
the standard coverage offered on specific

products. Revenues

for these warranties are recorded

over the
length of the warranty period based

on their stand
‑
alone selling price.
Billing terms for service contracts vary

but are generally based

on the occurrence of a service

event.
Payment is generally due upon

receipt of the invoice, payable

within 90 days or less.
Revenues are reported net of customer

rebates, early settlement discounts,

and similar incentives. Rebates
are estimated based on sales

terms, historical experience and

trend analysis. The most common

incentives
relate to amounts paid or credited

to customers for achieving

defined volume levels.
Taxes

assessed by a governmental

authority that are directly

imposed on revenue-producing

transactions
between the Company and its customers,

such as sales, use, value added

and some excise taxes, are
excluded from revenues.
The Company does not adjust the contract

price for the effects of a financing

component if the Company
expects, at contract inception,

that the time between control transfer

and cash receipt is less than 12

months.
Sales commissions are expensed immediately

when the amortization period

for the costs to obtain the
contract is less than a year.
Contract loss provisions
Losses on contracts are recognized

in the period when they are identified

and are based upon the anticipated
excess of contract costs over

the related contract revenues.
Shipping and handling costs
Shipping and handling

costs are recorded as a component of cost

of sales.
Inventories
Inventories are stated at the lower

of cost or net realizable

value. Cost is determined using

the first
‑
in,
first
‑
out method, the weighted
‑
average cost method, or

the specific identification method.

Inventoried costs
are stated at acquisition cost or actual

production cost, including

direct material and labor and applicable
manufacturing overheads. Adjustments

to reduce the cost of inventory

to its net realizable value

are made, if
required, for decreases in sales prices,

obsolescence or similar reductions

in value.
Impairment of long
‑
lived assets
Long
‑
lived assets that are held and used are evaluated

for impairment for each of

the Company’s asset
groups when events or circumstances

indicate that the carrying

amount of the long-lived asset or asset

group
may not be recoverable. If the asset

group’s net carrying value exceeds

the asset group’s net undiscounted
cash flows expected to be generated

over its remaining useful life

including net proceeds expected

from
disposition of the asset group,

if any, the carrying amount of the asset group is reduced

to its estimated fair
value. The estimated fair value is determined

using a market, income and/or

cost approach.
Property, plant and equipment
Property, plant and equipment is stated at cost, less accumulated depreciation and is depreciated

using the
straight
‑
line

method. The estimated useful lives

of the assets are generally

as follows:
•

factories and office buildings:
30

to
40

years,
•

other facilities:
15

years,
•

machinery and equipment:
3

to
15

years,
•

furniture and office equipment:
3

to
8

years, and
•

leasehold improvements are

depreciated over their estimated

useful life or, for operating leases,
over the lease term, if shorter.
Goodwill and intangible assets
Goodwill is reviewed for impairment

annually as of October 1, or more

frequently if events or circumstances
indicate that the carrying value

may not be recoverable.
Goodwill is evaluated for impairment

at the reporting unit level. A

reporting unit is an operating segment

or
one level below an operating

segment. For the annual impairment reviews

performed in 2022

the reporting
units were determined to be one level

below the operating

segments.
When evaluating goodwill

for impairment, the Company uses either

a qualitative or quantitative

assessment
method for each reporting unit.

The qualitative assessment involves

determining, based on an evaluation

of
qualitative factors, if it is more likely

than not that the fair value

of a reporting unit is less than

its carrying
value. If, based on this qualitative

assessment, it is determined

to be more likely than not that the reporting
unit’s fair value is less than its carrying

value, a quantitative impairment

test is performed, otherwise

no
further analysis is required. If the Company

elects not to perform

the qualitative assessment for a reporting
unit, then a quantitative impairment

test is performed.
When performing a quantitative

impairment test,

the Company calculates the fair

value of a reporting unit
using an income approach

based on the present value

of future cash flows, applying a discount

rate that
represents the reporting

unit’s weighted-average cost

of capital, and compares it to the

reporting unit’s
carrying value. If the carrying value

of the net assets of a reporting

unit exceeds the fair value of

the reporting
unit then the Company records an

impairment charge equal

to the difference, provided that the loss
recognized does not exceed the total

amount of goodwill allocated

to that reporting unit.
The cost of acquired intangible

assets with a finite life is amortized

using a method of amortization

that
reflects the pattern of intangible

assets’ expected contributions

to future cash flows. If that pattern cannot

be
reliably determined, the straight
‑
line method is used. The

amortization periods range from
3

to
5

years for
software and from 5

to
20

years for customer
‑ , technology ‑

and marketing
‑ related intangibles. Intangible
assets with a finite life are tested

for impairment upon the

occurrence of certain triggering

events.
Derivative financial instruments

and hedging activities
The Company uses derivative

financial instruments to

manage currency, commodity, interest rate and equity
exposures, arising from its global

operating, financing and investing

activities (see Note 6).
The Company recognizes all derivatives,

other than certain derivatives

indexed to the Company’s own stock,
at fair value in the Consolidated

Balance Sheets. Derivatives that

are not designated as hedging

instruments
are reported at fair value with derivative

gains and losses reported

through earnings and classified

consistent
with the nature of the underlying

transaction.
If the derivatives are designated as a

hedge, depending on the nature

of the hedge, changes

in the fair value
of the derivatives will either be offset against

the change in fair value of

the hedged item attributable

to the
risk being hedged through

earnings (in the case of a fair value

hedge) or recognized in “Accumulated

other
comprehensive loss” until the hedged

item is recognized in earnings

(in the case of a cash flow hedge).
Where derivative financial instruments

have been designated as cash

flow hedges of forecasted

transactions
and such forecasted transactions are

no longer probable of occurring,

hedge accounting is discontinued

and
any derivative gain or loss previously

included in “Accumulated other

comprehensive loss” is reclassified

into
earnings consistent with the nature

of the original forecasted transaction.

Gains or losses from derivatives
designated as hedging

instruments in a fair value hedge are reported

through earnings and classified
consistent with the nature of the underlying

hedged transaction.
Certain commercial contracts may

grant rights to the Company

or the counterparties, or contain

other
provisions that are considered to be derivatives.

Such embedded

derivatives are assessed at inception

of the
contract and depending on their

characteristics, accounted

for as separate derivative instruments

and shown
at their fair value in the Consolidated

Balance Sheets

with changes in their fair value

reported in earnings
consistent with the nature of the commercial

contract to which they relate.
Derivatives are classified in the Consolidated

Statements of Cash Flows in

the same section as the
underlying item. Cash flows from

the settlement of undesignated

derivatives used to manage the risks of
different underlying items on a net basis

are classified within “Net cash

provided by operating activities”,

as
the underlying items are primarily

operational in nature. Other cash

flows on the settlement of derivatives

are
recorded within “Net cash provided

by (used in) investing activities”.
Leases
The Company leases primarily real

estate, vehicles,

machinery and equipment.
The Company evaluates if a contract

contains a lease at inception

of the contract. A contract is or contains

a
lease if it conveys the right to control

the use of identified property, plant, or equipment

(an identified asset)
for a period of time in exchange for

consideration. To determine this, the Company assesses whether, throughout the period of use, it has

both the right to obtain

substantially all of the economic benefits

from the
use of the identified asset and the

right to direct the use of the identified

asset. Leases are classified

as either
finance or operating, with the classification

determining the pattern of expense

recognition in the
Consolidated Income Statements.

Lease expense for operating

leases is recorded on a straight-line

basis
over the lease term. Lease expense

for finance leases is separated

between amortization of right-of-use
assets and lease interest expense.
In many cases, the Company’s leases include

one or more options to renew, with renewal terms

that can
extend up to 5 years
. The exercise of lease renewal

options is at the Company’s discretion.

Renewal periods
are included in the expected lease

term if they are reasonably

certain of being exercised by the Company.
Certain leases also include

options to purchase the leased property. None of the Company’s lease agreements contain material residual

value guarantees or material restrictions

or covenants.

Long-term leases (leases with terms

greater than
12 months
) are recorded in the Consolidated

Balance
Sheets

at the commencement date of

the lease based on the present

value of the minimum lease

payments.
The present value of the lease payments

is determined by using the interest

rate implicit in the lease if
available.

As most of the Company’s leases do not provide

an implicit rate, the Company’s incremental
borrowing rate is used for most

leases and is determined

for portfolios of leases based on

the remaining
lease term, currency of the lease, and

the internal credit rating of the subsidiary

which entered into the lease.
Short-term leases (leases with an initial

lease term of
12 months

or less and where it is reasonably

certain
that the identified asset will not be leased

for a term greater than
12 months ) are not recorded in the
Consolidated Balance Sheets

and are expensed on a straight-line

basis over the lease term. The majority

of
short-term leases relate to real

estate and machinery.
Assets under operating lease are included

in “Operating lease right-of-use

assets”. Operating lease liabilities
are reported both as current and

non-current operating lease

liabilities. Right-of-use assets represent

the
Company’s right to use an underlying

asset for the lease term and lease

liabilities represent its obligation

to
make lease payments arising from

the lease.

Assets under finance lease are

included in “Property,

plant and equipment,

net” while finance lease liabilities
are included in “Long-term debt”

(including “Current maturities of long-term

debt”

as applicable).

Lease and non-lease components

for leases other than real estate are

not accounted for separately.
Income taxes
The Company uses the asset and

liability method to account for deferred

taxes. Under this method, deferred
tax assets and liabilities are determined

based on temporary differences between the

financial reporting and
the tax bases of assets and liabilities.

Deferred tax assets and liabilities

are measured using enacted tax
rates and laws that are expected

to be in effect when the differences are expected

to reverse. The Company
records a deferred tax asset when

it determines that it is more likely

than not that the deduction will

be
sustained based upon the deduction’s

technical merit. Deferred tax assets and

liabilities that can be offset
against each other are reported on a net

basis. A valuation allowance

is recorded to reduce deferred tax
assets to the amount that is more likely

than not to be realized.
Deferred taxes are provided on unredeemed

retained earnings of the Company’s subsidiaries.

However,
deferred taxes are not provided

on such unredeemed retained

earnings to the extent it is expected

that the
earnings are permanently reinvested.

Such earnings may become taxable

upon the sale or liquidation

of
these subsidiaries or upon the remittance

of dividends.
The Company operates in numerous

tax jurisdictions and, as a result,

is regularly subject to audit by

tax
authorities. The Company provides

for tax contingencies whenever

it is deemed more likely than not

that a
tax asset has been impaired or a tax

liability has been incurred.

Contingency provisions are

recorded based
on the technical merits of the Company’s

filing position, considering

the applicable tax laws and Organisation
for Economic Co
‑
operation and Development

(OECD) guidelines and

are based on its evaluations of the
facts and circumstances as of the end

of each reporting period.
The Company applies a two
‑
step approach to recognize

and measure uncertainty in income

taxes. The first
step is to evaluate the tax position

for recognition by determining

if the weight of available evidence

indicates
that it is more likely than not that the

position will be sustained

on audit, including resolution

of related
appeals or litigation processes,

if any. The second step is to measure the tax benefit as

the largest amount
which is more than 50

percent likely of being realized

upon ultimate settlement. Uncertain

tax positions that
could be settled against existing loss

carryforwards or income tax credits

are reported net.
Expenses

related to tax penalties are classified

in the Consolidated

Income Statements as “Income tax
expense”

while interest thereon is classified

as “Interest and other finance

expense”. Current income tax
relating to certain items is recognized

directly in “Accumulated

other comprehensive loss” and not in
earnings. In general, the Company applies

the individual items approach

when releasing income

tax effects
from “Accumulated other comprehensive

loss”.
Research and development
Research and development

costs not related to specific customer

orders are generally expensed

as incurred.
Earnings per share
Basic earnings per share is calculated

by dividing income by the weighted
‑
average number of shares
outstanding during the year. Diluted earnings

per share is calculated by dividing

income by the
weighted
‑
average number of shares outstanding

during the year, assuming that all potentially

dilutive
securities were exercised, if dilutive.

Potentially dilutive securities

comprise outstanding written call

options,
outstanding options and shares

granted subject to certain

conditions under the Company’s share
‑
based
payment arrangements. See further

discussion related to earnings

per share in Note 20 and of potentially
dilutive securities in Note 18.
Share
‑
based payment arrangements
The Company has various share
‑
based payment arrangements

for its employees, which are

described more
fully in Note 18. Such arrangements

are accounted for under

the fair value method. For awards

that are
equity
‑
settled, total compensation is measured

at grant date, based on

the fair value of the award at that
date, and recorded in earnings

over the period the employees

are required to render service.

For awards that
are cash
‑
settled, compensation is initially

measured at grant date and subsequently

remeasured at each
reporting period, based on the fair value

and vesting percentage of the award

at each of those dates, with
changes in the liability recorded

in earnings.
Fair value measures
The Company uses fair value measurement

principles to record certain

financial assets and liabilities

on a
recurring basis and, when necessary, to record certain

non
‑
financial assets at fair value on a non
‑
recurring
basis, as well as to determine fair

value disclosures for certain

financial instruments carried at

amortized cost
in the financial statements. Financial

assets and liabilities recorded at fair value

on a recurring basis include
foreign currency, commodity and interest rate derivatives,

as well as cash
‑ settled call options and
available
‑
for
‑
sale securities. Non
‑
financial assets recorded

at fair value on a non
‑
recurring basis include
long ‑
lived assets that are reduced to their estimated

fair value due to impairments.
Fair value is the price that would be

received when selling

an asset or paid to transfer a liability

in an orderly
transaction between market participants

at the measurement date.

In determining fair value, the Company
uses various valuation techniques

including the market approach

(using observable market data for

identical
or similar assets and liabilities), the income

approach (discounted cash flow method)

and the cost approach
(using costs a market participant

would incur to develop a comparable

asset). Inputs used to determine

the
fair value of assets and liabilities

are defined by a three
‑
level hierarchy, depending on the nature of those
inputs. The Company has categorized

its financial assets and liabilities

and non
‑
financial assets measured at
fair value within this hierarchy based

on whether the inputs to the valuation

technique are observable or
unobservable. An observable

input is based on market data obtained

from independent sources, while

an
unobservable input reflects the Company’s

assumptions about market

data.
The levels of the fair value hierarchy

are as follows:
Level 1:

Valuation inputs consist of quoted prices in an active

market for identical assets or
liabilities (observable quoted

prices). Assets and liabilities valued

using Level 1 inputs
include exchange
‑
traded equity securities, listed derivatives

which are actively traded
such as commodity futures, interest

rate futures and certain

actively traded debt
securities.
Level 2:

Valuation inputs consist of observable inputs (other than

Level 1 inputs) such as actively
quoted prices for similar assets,

quoted prices in inactive

markets and inputs other than
quoted prices such as interest rate

yield curves, credit spreads,

or inputs derived from
other observable data by interpolation,

correlation, regression

or other means. The
adjustments applied to quoted prices

or the inputs used in valuation

models may be both
observable and unobservable.

In these cases, the fair value

measurement is classified as
Level 2 unless the unobservable

portion of the adjustment or the unobservable

input to
the valuation model is significant, in

which case the fair value

measurement would be
classified as Level 3. Assets and liabilities

valued or disclosed using

Level 2 inputs include
investments in certain funds, certain

debt securities that are not

actively traded, interest
rate swaps, cross-currency interest

rate swaps, commodity swaps,

cash
‑ settled call
options, forward foreign exchange

contracts, foreign exchange

swaps and forward rate
agreements, time deposits, as well

as financing receivables and

debt.
Level 3:

Valuation inputs are based on the Company’s assumptions

of relevant market data
(unobservable input).
Investments in private equity, real estate and collective

funds held within the Company’s pension

plans are
generally valued using the net asset

value (NAV) per share as a practical expedient for

fair value provided
certain criteria are met. The NAVs are determined

based on the fair values of

the underlying investments in
the funds. These assets are not classified

in the fair value hierarchy

but are separately disclosed.
Whenever quoted prices involve

bid
‑
ask spreads, the Company

ordinarily determines fair values

based on
mid ‑
market quotes. However, for the purpose of determining

the fair value of cash
‑ settled call options serving
as hedges of the Company’s management

incentive plan (MIP), bid prices are

used.
When determining fair values based

on quoted prices in an active

market, the Company considers

if the level
of transaction activity for the financial

instrument has significantly decreased,

or would not be considered
orderly. In such cases, the resulting changes in valuation

techniques would be disclosed.

If the market is
considered disorderly or if quoted

prices are not available, the Company

is required to use another valuation
technique, such as an income approach.
Disclosures about the Company’s fair

value measurements of assets and liabilities

are included in Note 7.
Contingencies
The Company is subject to proceedings,

litigation or threatened

litigation and other claims and

inquiries,
related to environmental, labor, product, regulatory, tax (other than income tax) and other matters, and is
required to assess the likelihood

of any adverse judgments or outcomes to

these matters, as well as potential
ranges of probable losses. A determination

of the provision required, if any, for these contingencies

is made
after analysis of each individual

issue, often with assistance from both

internal and external legal

counsel and
technical experts. The required

amount of a provision for a contingency

of any type may change in the

future
due to new developments in the particular

matter, including changes in the approach

to its resolution.
The Company records a provision

for its contingent obligations

when it is probable that a loss will

be incurred
and the amount can be reasonably

estimated. Any such provision

is generally recognized on an
undiscounted basis using

the Company’s best estimate of the amount of

loss incurred or at the lower

end of
an estimated range when a single

best estimate is not determinable.

In some cases, the Company may

be
able to recover a portion of the costs

relating to these obligations

from insurers or other third parties;
however, the Company records such amounts only

when it is probable that they will

be collected.
The Company generally provides

for anticipated costs for warranties

when it delivers the related products.
Warranty costs include calculated costs arising

from imperfections in design,

material and workmanship in
the Company’s products. The Company

makes individual assessments on

contracts with risks resulting from
order ‑
specific conditions or guarantees

and assessments on an overall,

statistical basis for similar

products
sold in larger quantities.
The Company may have legal

obligations to perform environmental

clean
‑
up activities related to land and
buildings as a result of the normal operations

of its business. In some cases,

the timing or the method of
settlement, or both, are conditional

upon a future event that may

or may not be within the control

of the
Company, but the underlying obligation itself is unconditional and certain. The Company recognizes a
provision for these obligations

when it is probable that a liability

for the clean
‑ up activity has been incurred
and a reasonable estimate of its fair

value can be made. In some

cases, a portion of the costs

expected to be
incurred to settle these matters

may be recoverable. An

asset is recorded when it is probable

that such
amounts are recoverable. Provisions

for environmental obligations

are not discounted to their present value
when the timing of payments cannot be

reasonably estimated.
Pensions and other postretirement

benefits
The Company has a number of defined

benefit pension plans, defined

contribution pension plans

and
termination indemnity plans.

For plans accounted for as a defined

benefit pension plan, the Company
recognizes an asset for such a plan’s overfunded

status or a liability for such

a plan’s underfunded status in
its Consolidated Balance Sheets. Additionally, the Company

measures such a plan’s assets and obligations
that determine its funded status as

of the end of the year and

recognizes the changes in the

funded status in
the year in which the changes occur. Those changes

are reported in “Accumulated

other comprehensive
loss”.
The Company uses actuarial

valuations to determine its pension

and postretirement benefit costs

and credits.
The amounts calculated depend

on a variety of key assumptions,

including discount rates and expected
return on plan assets. Current

market conditions are considered

in selecting these assumptions.
The Company’s various pension plan

assets are assigned to their respective

levels in the fair value hierarchy
in accordance with the valuation

principles described in the “Fair

value measures” section above.
See Note 17 for further discussion

of the Company’s employee

benefit plans.
Business combinations
The Company accounts for assets acquired

and liabilities assumed in business

combinations using the
acquisition method and records

these at their respective fair values.

Contingent consideration

is recorded at
fair value as an element of purchase

price with subsequent adjustments

recognized in income.
Identifiable intangibles

consist of intellectual property such

as trademarks and trade names,

customer
relationships, patented and unpatented

technology, in
‑
process research and development,

order backlog and
capitalized software; these are amortized

over their estimated useful

lives. Such intangibles

are subsequently
subject to evaluation for potential

impairment if events or circumstances

indicate the carrying amount may not
be recoverable. See “Goodwill

and intangible assets” above. Acquisition
‑
related costs are recognized
separately from the acquisition

and expensed as incurred. Upon

gaining control of an entity in which

an
equity method or cost basis investment

was held by the Company, the carrying value

of that investment is
adjusted to fair value with the related

gain or loss recorded in

income.
Deferred tax assets and liabilities

based on temporary differences between

the financial reporting and the

tax
base of assets and liabilities,

as well as uncertain tax positions

and valuation allowances on

acquired
deferred tax assets assumed in

connection with a business

combination,

are initially estimated as of

the
acquisition date based on facts and circumstances

that existed at the acquisition

date. Changes in deferred
taxes, uncertain tax positions and valuation

allowances on acquired

deferred tax assets that occur after

the
measurement period are recognized

in income.
Estimated fair values of acquired assets

and liabilities are subject to

change within the measurement period
(a period of up to 12 months after

the acquisition date during

which the acquirer may adjust the provisional
acquisition amounts) with any adjustments

to the preliminary estimates

being recorded to goodwill.
New accounting pronouncements
Applicable for current period
Business Combinations — Accounting

for contract assets and contract liabilities

from contracts with
customers
In January 2022, the Company early

adopted a new accounting

standard update, which provides

guidance
on the accounting for revenue contracts

acquired in a business combination.

The update requires contract
assets and liabilities acquired

in a business combination to be recognized

and measured at the date of
acquisition in accordance

with the principles for recognizing

revenues from contracts with customers.

The
Company has applied this accounting

standard update prospectively starting

with acquisitions closing after
January 1, 2022.
Disclosures about

government assistance
In January 2022, the Company adopted

a new accounting standard

update, which requires entities

to
disclose certain types of government

assistance. Under the update,

the Company is required to annually
disclose (i) the type of the assistance

received, including any significant

terms and conditions, (ii) its related
accounting policy, and (iii) the effect such transactions have on its financial statements. The Company

has
applied this accounting standard

update prospectively. This update does not have a

significant impact on the
Company’s Consolidated Financial

Statements.
Applicable for future periods
Facilitation of the effects of reference rate

reform on financial reporting
In March 2020, an accounting standard

update was issued which

provides temporary optional expedients

and
exceptions to the current guidance

on contract modifications

and hedge accounting to ease

the financial
reporting burdens related to the expected

market transition from the London

Interbank Offered Rate (LIBOR)
and other interbank offered rates to alternative

reference rates. This update, along

with clarifications outlined
in subsequent updates issued

during January 2021 and December

2022, can be adopted and applied

no
later than December 31, 2024, with early

adoption permitted. The Company

expects to adopt this update
during the second half of 2023 and

does not expect this update

to have a significant impact on

its
Consolidated Financial

Statements.
Disclosure about supplier

finance program obligations
In September 2022, an accounting

standard update was issued

which requires entities to disclose

information
related to supplier finance programs.

Under the update, the Company

is required to annually

disclose (i) the
key terms of the program, (ii) the amount

of the supplier finance obligations

outstanding and where those
obligations are presented

in the balance sheet at the reporting

date, and (iii) a rollforward of the supplier
finance obligation program

within the reporting period. This update

is effective for the Company
retrospectively for all in-scope transactions

for annual periods beginning

January 1, 2023, with the exception
of the rollforward disclosures, which

are effective prospectively for annual

periods beginning

January 1, 2024,
with early adoption permitted.

The Company does not

expect this update to have a significant

impact on its
Consolidated Financial

Statements. The total outstanding supplier

finance obligation included

in “Accounts
payable, trade” in the Consolidated

Balance Sheet at December 31, 2022

amounted to $
477

million